SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 646,762	$ 660,649	$ 637,928	$ 587,709	$ 2,705,801	$ 2,533,048	$ 1,952,607
Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Revenue									1,326,205	1,132,241	736,386
Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Revenue									196,015	159,641	103,332
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Revenue									167,594	130,991	90,890
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenue									742,184	823,950	738,474
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenue									274,107	286,586	284,132
Inter-segment elimination
Segment Reporting Information [Line Items]
Revenue									$ (304)	$ (361)	$ (607)